Note 13 - Industry Segment Data (Details Textual)	12 Months Ended
Mar. 31, 2021 USD ($)
Nonoperating Income (Expense) [Member] | Hot-rolled Coil Steel Contracts [Member]
Derivative Instruments Not Designated as Hedging Instruments, Loss	$ 515,160